(21) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS	12 Months Ended
Dec. 31, 2017
Provision For Tax Civil And Labor Risks And Escrow Deposits
PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS
	December 31, 2017		December 31, 2016
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	224,258	122,194	222,001	110,147

Civil	291,388	97,100	236,915	114,214

Tax
FINSOCIAL	33,473	95,903	32,372	90,951
Income Tax	150,020	382,884	142,790	150,439
Others	163,798	140,289	113,227	84,091
	347,291	619,077	288,389	325,481

Others	98,196	1,620	85,971	229

Total	961,134	839,990	833,276	550,072

The changes in the provision for tax, civil, labor and other risks are shown below:

	Dec 31, 2016	Additions	Reversals	Payments	Monetary Restatements	Business combination	Dec 31, 2017
Labor	222,001	98,267	(39,052)	(78,056)	26,915	(5,817)	224,258
Civil	236,915	108,147	(38,074)	(115,162)	18,298	81,264	291,388
Tax	288,389	34,005	(7,188)	(1,055)	20,351	12,791	347,291
Others	85,971	9,883	(2,508)	(12,514)	5,391	11,974	98,196
Total	833,276	250,302	(86,822)	(206,788)	70,954	100,212	961,134

The provision for tax, civil, labor and other risks was based on the assessment of the risks of losing the lawsuits to which the Company and its subsidiaries are parties, where the likelihood of loss is probable in the opinion of the outside legal counselors and the Management of the Group.

The principal pending issues relating to litigation, lawsuits and tax assessments are summarized below:

a)	Labor: The main labor lawsuits relate to claims filed by former employees or labor unions for payment of salary adjustments (overtime, salary parity, severance payments and other claims).
b)	Civil

Bodily injury – refer mainly to claims for indemnities relating to accidents in the Company's electrical grids, damage to consumers, vehicle accidents, etc.

Tariff increase – refer to various claims by industrial consumers as a result of tariff increases imposed by DNAEE Administrative Rules 38 and 45, of February 27 and March 4, 1986, when the “Plano Cruzado” economic plan price freeze was in effect.

c)	Tax

FINSOCIAL – refer to legal challenges of the subsidiary CPFL Paulista of the rate increase and collection of FINSOCIAL during the period from June 1989 to October 1991.

Income Tax – the provision of R$147,100 (R$139,957 at December 31, 2016) recognized by the subsidiary CPFL Piratininga refers to the lawsuit for tax deductibility of CSLL in the determination of corporate income tax - IRPJ.

Other – refer to other lawsuits in progress at the judicial and administrative levels resulting from the subsidiaries' operations, related to tax matters involving INSS, FGTS and SAT.

The line item of “others” refers mainly to lawsuits involving regulatory matters.

Possible losses

The Group is party to other lawsuits in which Management, supported by its external legal counselors, believes that the chances of a successful outcome are possible, i.e., is not more likely than not that will have disbursement for these cases, due to a solid defensive position in these cases, therefore no provision was registered. It is not yet possible to predict the outcome of the courts’ decisions or any other decisions in similar proceedings considered probable or remote.

The claims relating to possible losses, at December 31, 2017 and 2016, were as follows:

	Dec 31, 2017	Dec 31, 2016	Main reasons for claims
Labor	686,538	668,005	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,178,671	1,004,279	Personal injury, environmental impacts and overfed tariffs
Tax	5,100,151	4,611,077	ICMS, FINSOCIAL, PIS, COFINS, Social Contributions and Income tax
Regulatory	140,695	93,827	Technical, commercial and economic-financial supervisions
Total	7,106,055	6,377,188

Tax – there is a discussion relating to the deductibility for income tax expense recognized in 1997 relating to the commitment assumed in regard to the pension plan of employees of subsidiary CPFL Paulista with Fundação CESP in the estimated amount of R$ 1,224,660. In January 2016, the Company obtained court decisions that authorized the replacement of the escrow deposits regarding this claim with financial guarantees (letter of guarantee and performance bond), for which the withdrawals on behalf of the subsidiary occurred in 2016. There is an appeal by the Office of Attorney-General of the National Treasury in both cases, with suspensive effect, which awaits judgment by the Federal Regional Court. Concurrently, in February 2017, there was a decision for the refund of the amount related to interest incurred on one of the deposits withdrawn. Therefore, the subsidiary made an escrow deposit of R$ 206,874.

In August 2016, the subsidiary CPFL Renováveis received a tax legal proceeding notice in the amount of R$ 285,537 relating to the collection of Withholding Income Tax - IRRF on remuneration of capital gain incurred by parties resident and/or domiciled abroad, arising from the transaction of sale of Jantus SL, in December 2011, which the Company’s management, supported by the opinion of its outside legal counselors, classified the likelihood of a favorable outcome as possible.

The subsidiary CPFL Geração, in December 2016, received two (2) tax legal proceeding notices that, summed up, total R$ 316,372 relating to the collection of Corporate Income Tax - IRPJ and Social Contribution on Profit – CSLL relating to calendar year 2011, calculated on the alleged capital gain identified on the acquisition of ERSA Energias Renováveis S.A. and recording of differences from the fair value remeasurement of SMITA Empreendimentos e Participações S.A., company acquired in a downstream merger, which the Company’s management, supported by its outside legal counselors, classified the likelihood of a favorable outcome as possible.

As regards to labor contingencies, the Group informs that there is discussion about the possibility of changing the inflation adjustment index adopted by the Labor Court. Currently there is a decision of the Federal Supreme Court (STF) that suspends the change taken into effect by the Superior Labor Court (TST), which intended to change the index currently adopted by the Labor Court (“TR”), the IPCA-E. The Supreme Court considered that the TST’s decision entailed an unlawful interpretation and was not compliant with the determination of the effects of prior court decisions, violating its competence to decide on a constitutional matter. In view of such decision, and until there is a final decision by the STF, the index currently adopted by the Labor Court (“TR”) remains valid, which has been acknowledged by the TST (Superior Labor Court) in recent decisions. Accordingly, the management of the Group considers the risk of loss as possible and, as this matter still requires definition by the Courts, it is not possible to reliably estimate the amounts involved. Furthermore, in accordance with Law 13,467/17, of November 11, 2017, TR is the index for inflation adjustment used by the Labor Court since the date the law became effective.

Based on the opinion of their external legal advisers, Management of the Group and its subsidiaries consider that the registered amounts represent best estimate.